CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 105,590		$ 42,811
Trade receivables (net of allowance for doubtful accounts of $2,690 and $2,294 at December 31, 2013 and 2014, respectively)	46,266		42,867
Inventories	40,648		36,075
Prepaid expenses and other receivables	10,430		10,194
Total current assets	202,934		131,947
LONG-TERM ASSETS:
Finished goods used in operations, net	5,836		4,793
Property and equipment, net	8,865		8,094
Goodwill	50,217		50,217
Severance pay fund	3,125		3,875
Other assets	6,677		7,519
Total long-term assets	74,720		74,498
TOTAL ASSETS	277,654		206,445
CURRENT LIABILITIES:
Restructured debt	16,836		17,493
Trade payables	31,182		24,553
Other accounts payable and accrued expenses	35,722		39,413
Deferred revenues and customer advances	23,425		19,057
Total current liabilities	107,165		100,516
LONG-TERM LIABILITIES:
Restructured debt	35,188		52,024
Accrued post-employment benefits	8,522		8,906
Deferred revenues	8,191		8,144
Other liabilities	18,076		19,155
Total long-term liabilities	69,977		88,229
TOTAL LIABILITIES	177,142		188,745
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares		[1]	4,291	[1]
Additional paid-in capital	666,808	[1]	596,053	[1]
Accumulated other comprehensive income	11,760		14,115
Accumulated deficit	(584,721)		(597,446)
Treasury shares, at cost (4,180 shares at December 31, 2013 and 2014)	(102)		(102)
Total shareholders' equity	100,512		17,700	[1]
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	277,654		206,445
Ordinary B shares [Member]
SHAREHOLDERS' EQUITY:
Ordinary shares	$ 6,767	[1]	$ 789	[1]

[1]	Adjusted to reflect reverse split and share dividend (See Note 1(b))